Institutional Class | MERIDIAN EQUITY INCOME FUND
FUND SUMMARY MERIDIAN EQUITY INCOME FUND
Investment Objective
The MERIDIAN EQUITY INCOME FUND seeks long-term growth of capital along with income as a component of total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Institutional Class MERIDIAN EQUITY INCOME FUND Institutional Class Shares
Maximum Sales Charge (Load) on Purchases	[1]	none
Maximum Deferred Sales Charge (Load)	[1]	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	[1]	2.00%
[1]	Expenses are based on estimated amounts for a full fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class MERIDIAN EQUITY INCOME FUND Institutional Class Shares
Management Fees		0.89%
Other Expenses		0.40%
Total Annual Fund Operating Expenses		1.29%
Fee Waivers and/or Expense Reimbursements		(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.00%
[1]	The Investment Adviser has committed to waive and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 1.00%. This expense limitation may not be amended or withdrawn until one year after the date of this prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class MERIDIAN EQUITY INCOME FUND Institutional Class Shares	102	380	680	1,531

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of dividend-paying equity securities of U.S. companies that have the potential for capital appreciation and which the Investment Adviser believes may have the capacity to raise dividends in the future. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. Equity securities include, but are not limited to, common and preferred stocks as well as convertible securities in domestic and foreign companies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth or dividend prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital along with income as a component of total return. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Income Risk — The Fund may not be able to pay distributions or may have to reduce its distribution level if the amount of dividends and/or interest received by the Fund on the securities it holds declines or is insufficient to pay such distributions.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.
Performance
Performance information for Institutional Class shares of the Fund is not shown because such class had not commenced operations as of the date of this Prospectus. The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares and which is offered in a separate prospectus. The bar chart shows changes in the performance of the Legacy Class shares from year-to-year. The performance of the Institutional Class shares of the Fund would have differed from that of Legacy Class shares only to the extent that the Institutional Class shares have different expenses than Legacy Class shares.

The table shows how the Fund’s average annual returns compare with those of the Fund’s benchmark, the S&P 500® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.
Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was 20.06% (for the quarter ended September 30, 2009); and the lowest quarterly return was–21.28% (for the quarter ended December 31, 2008).

For the period January 1, 2014 through September 30, 2014, the total return of the Fund’s Legacy Class shares was 4.09%.
Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Total Returns Institutional Class MERIDIAN EQUITY INCOME FUND		1 Year	5 Years	Life of Class	Inception Date
Legacy Class Shares		31.00%	16.47%	7.39%	Jan. 31, 2005
Legacy Class Shares Return After Taxes on Distributions		30.51%	16.08%	6.81%	Jan. 31, 2005
Legacy Class Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	17.93%	13.40%	5.96%	Jan. 31, 2005
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		32.37%	17.93%	7.39%	Jan. 31, 2005
[1]	The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.